Summary of Significant Accounting Policies - Schedule of Exchange Rates (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Euro to USD [Member]
Exchange Rate at Balance Sheet Dates	1.10314	1.12200
Exchange Rate for Operating Periods	1.11122	1.13580
Colombian Peso to USD [Member]
Exchange Rate at Balance Sheet Dates		0.00031
Exchange Rate for Operating Periods		0.00033